NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2019
NONCONTROLLING INTEREST
Schedule of noncontrolling interest

Amount
Noncontrolling interest at December 31, 2017	$—
Net loss attributable to noncontrolling interest	(21,843)
Foreign currency translation adjustment attributable to noncontrolling interest	(823)
Noncontrolling interest at December 31, 2018	(22,666)
Net loss attributable to noncontrolling interest	(153,742)
Foreign currency translation adjustment attributable to noncontrolling interest	(2,398)
Noncontrolling interest at December 31, 2019	$(178,806)